Trade payables and accrued liabilities - Disclosure Of Trade Payables And Accrued Liabilities (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Trade and other payables [abstract]
Trade payables	$ 841,602	$ 2,025,759
Accrued liabilities	862,860	597,130
Total trade payables and accrued liabilities	$ 1,704,462	$ 2,622,889